Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	VS MEDIA HOLDINGS LIMITED
Entity Central Index Key	0001951294
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6/F, KOHO
Entity Address, Address Line Two	75 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00-0000000
City Area Code	852
Local Phone Number	2865 9992
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc